T. ROWE PRICE Balanced Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.8%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  1,460,000 1,442
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  2,100,000 1,958
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 1,000,000 1,004
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,165,000 1,163
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 357,603 353
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M SOFR + 1.32%, 1.553%, 4/15/35 (1) 2,195,000 2,185
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,205,000 1,124
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,614
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 1.381%, 7/15/36 (1) 1,380,000 1,366
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,575,000 2,545
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 664,875 635
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,227,600 1,150
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,536,150 1,378
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 1.60%, 5/20/34 (1) 1,935,000 1,916
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 219,595 219

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  895,000 873
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 1,665,000 1,547
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,179
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,355,000 1,327
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,915,525 1,925
JPMorgan Chase Bank
Series 2021-2, Class C
0.969%, 12/26/28 (1) 578,853 568
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M SOFR + 1.29%, 1.449%, 10/15/32 (1) 1,205,000 1,201
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 1,158,893 1,126
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 1,055,798 1,049
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 1,052,025 1,042
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 1,172,237 1,165
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 506,262 490
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69 (1) 519,401 496
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,626,825 1,460
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 724,027 719
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,336,411 1,271

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 2,691,273 2,475
Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25  920,000 925
Total Asset-Backed Securities (Cost $42,418) 40,890
BOND MUTUAL FUNDS 6.4%
T. Rowe Price Inflation Protected Bond Fund - I Class, 7.18% (2)(3) 1,263 16
T. Rowe Price Institutional High Yield Fund - Institutional Class,
5.71% (2)(3) 30,992,935 258,481
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 6.29% (2)(3) 11,753,725 61,707
Total Bond Mutual Funds (Cost $332,808) 320,204
COMMON STOCKS 61.4%
COMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 0.4%
AT&T  44,457 1,050
KT (KRW)  99,168 2,905
Nippon Telegraph & Telephone (JPY)  585,300 17,005
Verizon Communications  32,155 1,638
22,598
Entertainment 0.6%
Activision Blizzard  9,600 769
Electronic Arts  8,368 1,058
Netflix (4) 32,745 12,266
Sea, ADR (4) 56,853 6,810
Spotify Technology (4) 9,997 1,510
Walt Disney (4) 47,082 6,458
28,871
Interactive Media & Services 4.0%
Alphabet, Class A (4) 7,599 21,136
Alphabet, Class C (4) 41,394 115,613
Meta Platforms, Class A (4) 199,761 44,419
NAVER (KRW)  16,191 4,500
Pinterest, Class A (4) 61,605 1,516
Snap, Class A (4) 191,256 6,883
Tencent Holdings (HKD)  100,600 4,637

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Z Holdings (JPY)  629,400 2,721
201,425
Media 0.5%
Charter Communications, Class A (4) 10,746 5,862
Comcast, Class A  64,380 3,014
CyberAgent (JPY)  404,300 5,003
Liberty Broadband, Class C (4) 5,728 775
Stroeer (EUR)  36,479 2,518
WPP (GBP)  510,611 6,683
23,855
Wireless Telecommunication Services 0.3%
SoftBank Group (JPY)  61,500 2,750
T-Mobile U.S. (4) 50,140 6,435
Vodafone Group, ADR  375,844 6,247
15,432
Total Communication Services 292,181
CONSUMER DISCRETIONARY 7.4%
Auto Components 0.4%
Aptiv (4) 2,035 244
Autoliv, SDR (SEK)  44,442 3,394
Denso (JPY)  63,000 4,019
Magna International  124,114 7,982
Stanley Electric (JPY)  117,800 2,227
Sumitomo Rubber Industries (JPY)  136,900 1,254
19,120
Automobiles 1.4%
Ferrari  2,724 594
General Motors (4) 11,136 487
Honda Motor (JPY)  75,400 2,137
Rivian Automotive, Acquisition Date: 1/19/21 - 7/23/21,
Cost $3,664 (4)(5) 75,172 3,588
Rivian Automotive, Class A (4) 66,631 3,348
Suzuki Motor (JPY)  100,800 3,454
Tesla (4) 39,575 42,646
Toyota Motor (JPY)  795,900 14,357
70,611
Hotels, Restaurants & Leisure 1.1%
Airbnb, Class A (4) 1,212 208
Booking Holdings (4) 4,960 11,648
Chipotle Mexican Grill (4) 4,817 7,621
Compass Group (GBP)  354,993 7,639
Hilton Worldwide Holdings (4) 10,812 1,641

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Las Vegas Sands (4) 22,246 865
Marriott International, Class A (4) 10,144 1,783
McDonald's  32,886 8,132
MGM Resorts International  24,242 1,017
Starbucks  45,886 4,174
Wynn Resorts (4) 6,875 548
Yum! Brands  104,908 12,435
57,711
Household Durables 0.4%
NVR (4) 216 965
Panasonic (JPY)  507,000 4,924
Persimmon (GBP)  154,247 4,325
Sony Group (JPY)  74,600 7,675
17,889
Internet & Direct Marketing Retail 2.3%
Alibaba Group Holding, ADR (4) 10,841 1,180
Amazon.com (4) 30,876 100,654
ASOS (GBP) (4) 130,158 2,738
Coupang (4) 35,967 636
DoorDash, Class A (4) 36,540 4,282
JD.com, Class A (HKD) (4) 4,733 134
THG (GBP) (4) 226,082 272
Zalando (EUR) (4) 79,477 4,024
113,920
Leisure Products 0.0%
Peloton Interactive, Class A (4) 20,400 539
539
Multiline Retail 0.4%
Dollar General  53,604 11,934
Dollar Tree (4) 7,550 1,209
Next (GBP)  57,130 4,493
17,636
Specialty Retail 0.7%
AutoZone (4) 673 1,376
Burlington Stores (4) 5,441 991
Carvana (4) 34,949 4,169
Home Depot  22,674 6,787
Kingfisher (GBP)  1,878,175 6,269
Lowe's  11,401 2,305
O'Reilly Automotive (4) 3,102 2,125
Ross Stores  66,544 6,020
TJX  36,928 2,237

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ulta Beauty (4) 2,286 910
33,189
Textiles, Apparel & Luxury Goods 0.7%
Dr. Martens (GBP)  546,849 1,700
EssilorLuxottica (EUR)  31,993 5,851
Kering (EUR)  6,487 4,095
Lululemon Athletica (4) 16,822 6,144
Moncler (EUR)  86,502 4,799
NIKE, Class B  66,227 8,912
Samsonite International (HKD) (4) 1,002,300 2,243
33,744
Total Consumer Discretionary 364,359
CONSUMER STAPLES 3.7%
Beverages 1.0%
Coca-Cola  273,800 16,976
Constellation Brands, Class A  11,253 2,592
Diageo (GBP)  164,003 8,319
Keurig Dr Pepper  337,347 12,785
Kirin Holdings (JPY)  171,700 2,565
Monster Beverage (4) 23,498 1,877
PepsiCo  27,374 4,582
49,696
Food & Staples Retailing 0.7%
Costco Wholesale  9,150 5,269
Seven & i Holdings (JPY)  176,200 8,400
Walmart  135,017 20,107
Welcia Holdings (JPY)  77,300 1,902
35,678
Food Products 1.1%
Barry Callebaut (CHF)  1,904 4,464
Conagra Brands  15,855 532
Darling Ingredients (4) 51,125 4,109
Mondelez International, Class A  165,991 10,421
Mowi, ADR  3,306 89
Nestle (CHF)  235,340 30,599
Wilmar International (SGD)  1,941,100 6,722
56,936
Household Products 0.3%
Kimberly-Clark  6,475 797
Procter & Gamble  94,470 14,435
15,232

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Products 0.5%
Estee Lauder, Class A  6,963 1,896
L'Oreal (EUR)  22,179 8,859
Pola Orbis Holdings (JPY)  53,200 693
Unilever (GBP)  345,566 15,690
27,138
Tobacco 0.1%
Altria Group  38,785 2,026
Philip Morris International  54,149 5,087
7,113
Total Consumer Staples 191,793
ENERGY 1.6%
Energy Equipment & Services 0.3%
Baker Hughes  142,100 5,174
Halliburton  69,680 2,638
Worley (AUD)  520,462 5,028
12,840
Oil, Gas & Consumable Fuels 1.3%
Chevron  63,718 10,375
ConocoPhillips  104,010 10,401
Devon Energy  37,200 2,200
EOG Resources  17,346 2,068
Equinor (NOK)  379,271 14,161
Exxon Mobil  39,246 3,241
Marathon Petroleum  16,398 1,402
Pioneer Natural Resources  4,286 1,071
Shell, ADR  88,780 4,877
TC Energy  44,300 2,499
TotalEnergies (EUR) (6) 211,637 10,709
TotalEnergies, ADR  51,186 2,587
65,591
Total Energy 78,431
FINANCIALS 8.5%
Banks 2.9%
Australia & New Zealand Banking Group (AUD)  227,698 4,666
Bank of America  626,569 25,827
BNP Paribas (EUR)  87,402 4,994
Citigroup  61,965 3,309
Citizens Financial Group  8,500 385
Close Brothers Group (GBP)  93,539 1,456
DBS Group Holdings (SGD)  158,100 4,143
DNB Bank (NOK)  471,547 10,661

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Erste Group Bank (EUR)  67,612 2,466
Fifth Third Bancorp  62,669 2,697
Huntington Bancshares  160,764 2,350
ING Groep (EUR)  790,363 8,252
Intesa Sanpaolo (EUR)  1,262,612 2,890
JPMorgan Chase  167,438 22,825
Lloyds Banking Group (GBP)  8,035,059 4,893
Mitsubishi UFJ Financial Group (JPY)  760,800 4,703
National Bank of Canada (CAD)  124,242 9,524
PNC Financial Services Group  4,449 821
Signature Bank  4,863 1,427
Standard Chartered (GBP)  334,890 2,223
Sumitomo Mitsui Trust Holdings (JPY)  88,854 2,892
SVB Financial Group (4) 2,400 1,343
Svenska Handelsbanken, Class A (SEK)  502,693 4,622
United Overseas Bank (SGD)  329,500 7,710
Wells Fargo  147,669 7,156
144,235
Capital Markets 1.6%
Bank of New York Mellon  16,802 834
Bridgepoint Group (GBP) (4) 534,192 2,454
Cboe Global Markets  6,037 691
Charles Schwab  236,643 19,951
CME Group  35,801 8,516
Goldman Sachs Group  29,564 9,759
Intercontinental Exchange  20,222 2,672
Invesco  19,190 443
Julius Baer Group (CHF)  95,931 5,554
KKR  18,933 1,107
Macquarie Group (AUD)  39,876 6,031
MarketAxess Holdings  1,381 470
Morgan Stanley  56,331 4,923
MSCI  1,721 865
S&P Global  10,662 4,373
State Street  107,601 9,374
Tradeweb Markets, Class A  3,601 316
XP, Class A (4) 106,240 3,198
81,531
Diversified Financial Services 0.5%
Apollo Global Management  7,434 461
Berkshire Hathaway, Class B (4) 30,180 10,651
Challenger (AUD)  426,007 2,134
Element Fleet Management (CAD)  566,194 5,480
Equitable Holdings  54,453 1,683
Mitsubishi HC Capital (JPY)  408,800 1,900

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Voya Financial  19,489 1,293
23,602
Insurance 3.4%
AIA Group (HKD)  256,800 2,682
American International Group  420,706 26,408
Assurant  8,526 1,550
AXA (EUR)  470,851 13,784
Chubb  116,542 24,928
Definity Financial (CAD)  44,978 1,149
Direct Line Insurance Group (GBP)  780,509 2,812
Hartford Financial Services Group  141,507 10,162
Manulife Financial (CAD)  243,331 5,189
Marsh & McLennan  17,606 3,000
MetLife  27,805 1,954
Munich Re (EUR)  46,845 12,524
PICC Property & Casualty, Class H (HKD)  4,094,000 4,169
Ping An Insurance Group, Class H (HKD)  320,000 2,237
RenaissanceRe Holdings  12,392 1,964
Sampo, Class A (EUR)  176,951 8,647
Storebrand (NOK)  638,385 6,383
Sun Life Financial (CAD)  183,315 10,235
Tokio Marine Holdings (JPY)  137,500 8,002
Travelers  62,745 11,465
Zurich Insurance Group (CHF)  19,417 9,590
168,834
Thrifts & Mortgage Finance 0.1%
Housing Development Finance (INR)  146,374 4,566
4,566
Total Financials 422,768
HEALTH CARE 9.9%
Biotechnology 0.8%
AbbVie  194,606 31,548
Amgen  12,274 2,968
Biogen (4) 1,635 344
Genmab (DKK) (4) 7,064 2,551
Moderna (4) 5,100 879
Regeneron Pharmaceuticals (4) 1,585 1,107
Vertex Pharmaceuticals (4) 6,132 1,600
40,997
Health Care Equipment & Supplies 1.8%
Abbott Laboratories  48,104 5,694
Alcon (CHF)  33,796 2,677
Align Technology (4) 2,931 1,278

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Becton Dickinson & Company  88,807 23,623
Cooper  1,716 717
Dexcom (4) 3,972 2,032
Elekta, Class B (SEK) (6) 307,103 2,419
Hologic (4) 15,197 1,167
Intuitive Surgical (4) 50,083 15,109
Koninklijke Philips (EUR)  204,034 6,222
Medtronic  55,313 6,137
Siemens Healthineers (EUR)  113,503 7,034
STERIS  15,930 3,851
Stryker  29,250 7,820
Teleflex  6,238 2,213
87,993
Health Care Providers & Services 2.2%
Anthem  39,630 19,467
Centene (4) 147,021 12,378
Cigna  21,425 5,134
CVS Health  17,216 1,742
Fresenius (EUR)  147,899 5,430
HCA Healthcare  67,950 17,030
Humana  10,441 4,543
Laboratory Corp. of America Holdings (4) 16,319 4,303
McKesson  1,480 453
Molina Healthcare (4) 3,600 1,201
UnitedHealth Group  72,715 37,082
108,763
Health Care Technology 0.0%
Veeva Systems, Class A (4) 8,115 1,724
1,724
Life Sciences Tools & Services 1.3%
Agilent Technologies  17,215 2,278
Danaher  94,228 27,640
Evotec (EUR) (4) 80,485 2,422
Illumina (4) 1,600 559
PerkinElmer  33,989 5,930
Thermo Fisher Scientific  42,653 25,193
West Pharmaceutical Services  1,500 616
64,638
Pharmaceuticals 3.8%
Astellas Pharma (JPY)  658,000 10,281
AstraZeneca (GBP)  32,738 4,342
AstraZeneca, ADR  586,718 38,923
Bayer (EUR)  132,634 9,072
Bristol-Myers Squibb  110,820 8,093

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elanco Animal Health (4) 169,391 4,419
Eli Lilly  55,997 16,036
GlaxoSmithKline, ADR  161,206 7,022
Ipsen (EUR)  27,307 3,418
Johnson & Johnson  100,782 17,862
Merck  11,636 955
Novartis (CHF)  158,325 13,900
Otsuka Holdings (JPY)  123,800 4,277
Pfizer  51,366 2,659
Roche Holding (CHF)  59,183 23,416
Roche Holding, ADR  44,406 2,194
Sanofi (EUR)  149,224 15,257
Sanofi, ADR  36,028 1,850
Zoetis  38,127 7,190
191,166
Total Health Care 495,281
INDUSTRIALS & BUSINESS SERVICES 4.8%
Aerospace & Defense 0.4%
Boeing (4) 16,247 3,111
L3Harris Technologies  31,904 7,927
Raytheon Technologies  2,300 228
Safran (EUR)  38,604 4,545
Textron  26,177 1,947
TransDigm Group (4) 695 453
18,211
Air Freight & Logistics 0.3%
FedEx  11,551 2,673
United Parcel Service, Class B  65,635 14,076
16,749
Airlines 0.0%
Southwest Airlines (4) 26,725 1,224
United Airlines Holdings (4) 13,610 631
1,855
Building Products 0.0%
Trane Technologies  15,125 2,310
2,310
Commercial Services & Supplies 0.1%
Cintas  1,875 798
Republic Services  30,147 3,994
Waste Connections  14,727 2,057
6,849

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering 0.0%
Quanta Services  9,800 1,290
1,290
Electrical Equipment 0.6%
ABB (CHF)  253,098 8,211
Generac Holdings (4) 4,500 1,338
Hubbell  7,243 1,331
Legrand (EUR)  43,512 4,137
Mitsubishi Electric (JPY)  643,000 7,374
Prysmian (EUR)  165,515 5,617
28,008
Industrial Conglomerates 1.5%
DCC (GBP)  52,019 4,028
General Electric  325,768 29,808
Honeywell International  46,923 9,130
Melrose Industries (GBP)  2,843,456 4,613
Roper Technologies  13,839 6,535
Siemens (EUR)  165,203 22,875
76,989
Machinery 0.5%
Caterpillar  12,285 2,737
Cummins  11,827 2,426
Deere  845 351
Fortive  20,192 1,230
Ingersoll Rand  38,781 1,953
KION Group (EUR)  79,517 5,241
Knorr-Bremse (EUR)  27,327 2,095
Otis Worldwide  17,528 1,349
PACCAR  28,927 2,548
Parker-Hannifin  4,724 1,340
SMC (JPY)  4,700 2,627
THK (JPY) (6) 99,900 2,198
26,095
Professional Services 0.4%
Jacobs Engineering Group  7,733 1,066
Leidos Holdings  4,161 449
Recruit Holdings (JPY)  145,200 6,308
TechnoPro Holdings (JPY)  185,600 5,014
Teleperformance (EUR)  12,892 4,911
TransUnion  14,869 1,537
19,285
Road & Rail 0.6%
Canadian Pacific Railway  12,646 1,044

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Central Japan Railway (JPY)  27,200 3,547
CSX  393,153 14,723
Norfolk Southern  30,909 8,816
Saia (4) 1,400 341
Union Pacific  8,378 2,289
30,760
Trading Companies & Distributors 0.4%
Ashtead Group (GBP)  110,325 6,946
Bunzl (GBP)  90,955 3,527
Mitsubishi (JPY) (6) 142,900 5,363
Sumitomo (JPY)  315,100 5,457
United Rentals (4) 700 249
21,542
Total Industrials & Business Services 249,943
INFORMATION TECHNOLOGY 13.5%
Communications Equipment 0.4%
Cisco Systems  68,374 3,812
LM Ericsson, Class B (SEK) (6) 843,148 7,686
Motorola Solutions  28,621 6,932
18,430
Electronic Equipment, Instruments & Components 0.4%
Amphenol, Class A  493 37
Corning  23,500 867
Hamamatsu Photonics (JPY)  85,600 4,547
Largan Precision (TWD)  22,000 1,438
Murata Manufacturing (JPY)  94,800 6,245
Omron (JPY)  41,000 2,729
TE Connectivity  8,236 1,079
Teledyne Technologies (4) 4,463 2,109
Trimble (4) 378 27
19,078
IT Services 2.4%
Accenture, Class A  30,419 10,258
Adyen (EUR) (4) 1,725 3,417
Affirm Holdings (4) 22,708 1,051
Amadeus IT Group, Class A (EUR) (4) 53,257 3,463
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,137 (4)(5)(7) 298,203 850
Block, Class A (4) 26,938 3,653
Cognizant Technology Solutions, Class A  68,295 6,124
Fidelity National Information Services  26,378 2,649
Fiserv (4) 103,470 10,492
FleetCor Technologies (4) 12,267 3,055

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Global Payments  22,710 3,107
Mastercard, Class A  53,774 19,218
MongoDB (4) 9,561 4,241
NTT Data (JPY)  548,700 10,783
PayPal Holdings (4) 40,918 4,732
Shopify, Class A (4) 5,568 3,764
Snowflake, Class A (4) 7,155 1,639
Twilio, Class A (4) 3,700 610
VeriSign (4) 7,447 1,657
Visa, Class A  117,194 25,990
120,753
Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices (4) 182,290 19,932
ASML Holding (EUR)  21,535 14,390
ASML Holding  12,014 8,025
Broadcom  28,894 18,194
KLA  9,253 3,387
Marvell Technology  42,762 3,066
Micron Technology  2,349 183
Monolithic Power Systems  5,380 2,613
NVIDIA  135,571 36,992
NXP Semiconductors  45,754 8,468
QUALCOMM  114,333 17,472
Renesas Electronics (JPY) (4) 256,500 2,972
Taiwan Semiconductor Manufacturing (TWD)  1,015,969 20,841
Taiwan Semiconductor Manufacturing, ADR  20,840 2,173
Texas Instruments  32,565 5,975
Tokyo Electron (JPY)  14,700 7,549
Wolfspeed (4) 6,400 729
172,961
Software 4.4%
Atlassian, Class A (4) 13,454 3,953
Bill.com Holdings (4) 17,416 3,950
Cadence Design Systems (4) 4,600 756
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $668 (4)(5)(7) 392 535
Citrix Systems  5,617 567
Confluent, Class A (4) 21,234 870
Crowdstrike Holdings, Class A (4) 3,315 753
Datadog, Class A (4) 11,518 1,745
DocuSign (4) 14,925 1,599
Fortinet (4) 15,520 5,304
Gusto, Acquisition Date: 10/4/21, Cost $216 (4)(5)(7) 7,517 216
HashiCorp, Class A (4) 6,660 360
Intuit  26,493 12,739
Microsoft  445,593 137,381

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NortonLifeLock  71,257 1,890
Paycom Software (4) 1,401 485
Salesforce (4) 49,738 10,560
SAP (EUR)  64,914 7,194
ServiceNow (4) 26,039 14,501
Synopsys (4) 35,390 11,794
Workday, Class A (4) 5,455 1,306
Zoom Video Communications, Class A (4) 22,432 2,630
221,088
Technology Hardware, Storage & Peripherals 2.5%
Apple  633,535 110,622
Pure Storage, Class A (4) 35,800 1,264
Samsung Electronics (KRW)  211,631 12,110
123,996
Total Information Technology 676,306
MATERIALS 2.6%
Chemicals 1.4%
Air Liquide (EUR)  37,199 6,508
Air Products & Chemicals  9,520 2,379
Akzo Nobel (EUR)  65,620 5,638
Albemarle  2,385 528
Asahi Kasei (JPY)  473,100 4,092
BASF (EUR)  77,411 4,417
CF Industries Holdings  5,931 611
Corteva  18,000 1,035
Covestro (EUR)  74,652 3,759
FMC  5,600 737
International Flavors & Fragrances  63,256 8,307
Johnson Matthey (GBP)  177,313 4,337
Linde  47,097 15,044
Nutrien  31,913 3,319
RPM International  10,942 891
Sherwin-Williams  12,738 3,180
Tosoh (JPY)  39,200 579
Umicore (EUR)  82,200 3,553
68,914
Construction Materials 0.1%
Martin Marietta Materials  4,581 1,763
Vulcan Materials  5,005 920
2,683
Containers & Packaging 0.2%
Amcor, CDI (AUD)  287,850 3,272
Avery Dennison  3,600 626

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ball  16,979 1,528
International Paper  16,065 741
Packaging Corp. of America  9,128 1,425
Sealed Air  26,800 1,795
Westrock  37,199 1,750
11,137
Metals & Mining 0.8%
Antofagasta (GBP)  297,349 6,461
BHP Group (AUD)  82,827 3,193
BHP Group (GBP)  224,298 8,698
BHP Group, ADR  31,176 2,408
IGO (AUD)  1,214,414 12,695
Rio Tinto (AUD)  27,007 2,414
South32 (AUD)  1,349,188 5,129
40,998
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  308,237 6,047
West Fraser Timber  2,500 206
6,253
Total Materials 129,985
REAL ESTATE 1.1%
Equity Real Estate Investment Trusts 0.9%
Alexandria Real Estate Equities, REIT  5,900 1,187
American Tower, REIT  5,823 1,463
AvalonBay Communities, REIT  3,320 825
Camden Property Trust, REIT  1,800 299
Equinix, REIT  8,333 6,180
Equity LifeStyle Properties, REIT  17,294 1,323
Equity Residential, REIT  2,855 257
Essex Property Trust, REIT  3,836 1,325
Extra Space Storage, REIT  2,300 473
Great Portland Estates (GBP)  433,055 4,021
Prologis, REIT  110,574 17,855
Public Storage, REIT  5,065 1,977
Rexford Industrial Realty, REIT  5,200 388
SBA Communications, REIT  8,166 2,810
Scentre Group (AUD)  1,784,324 4,057
Simon Property Group, REIT  3,328 438
Sun Communities, REIT  1,690 296
Welltower, REIT  21,003 2,019
Weyerhaeuser, REIT  3,429 130
47,323

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development 0.2%
Mitsui Fudosan (JPY)  344,500 7,373
Opendoor Technologies, Class A (4) 131,889 1,141
8,514
Total Real Estate 55,837
UTILITIES 2.5%
Electric Utilities 1.2%
American Electric Power  81,775 8,159
NextEra Energy  173,267 14,677
PG&E (4) 334,506 3,994
Southern  305,369 22,142
Xcel Energy  159,453 11,508
60,480
Gas Utilities 0.0%
Beijing Enterprises Holdings (HKD)  479,000 1,512
1,512
Independent Power & Renewable Electricity Producers 0.0%
Electric Power Development (JPY)  153,100 2,187
2,187
Multi-Utilities 1.3%
Ameren  29,437 2,760
CMS Energy  57,008 3,987
Dominion Energy  151,057 12,835
DTE Energy  21,530 2,847
Engie (EUR)  682,601 8,974
National Grid (GBP)  473,913 7,283
NiSource  146,148 4,648
Sempra Energy  131,174 22,053
WEC Energy Group  17,883 1,785
67,172
Total Utilities 131,351
Total Common Stocks (Cost $1,673,920) 3,088,235
CONVERTIBLE PREFERRED STOCKS 0.1%
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (4)(5)(7) 25 34
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (4)(5)(7) 2 3
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (4)(5)(7) 1,293 215

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625 (4)(5)
(7) 2,835 470
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (4)(5)(7) 10,431 317
Total Information Technology 1,039
UTILITIES 0.0%
Independent Power & Renewable Electricity Producers 0.0%
AES, 6.875%, 2/15/24  9,194 902
Total Utilities 902
Total Convertible Preferred Stocks (Cost $2,137) 1,941
CORPORATE BONDS 8.3%
Abbott Laboratories, 1.15%, 1/30/28  1,460,000 1,331
Abbott Laboratories, 3.40%, 11/30/23  1,281,000 1,300
AbbVie, 2.95%, 11/21/26  920,000 910
AbbVie, 3.20%, 5/14/26  420,000 421
AbbVie, 3.60%, 5/14/25  1,630,000 1,653
AbbVie, 4.50%, 5/14/35  1,900,000 2,036
AbbVie, 4.70%, 5/14/45  915,000 995
ABN AMRO Bank, 4.75%, 7/28/25 (1) 940,000 961
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 859
AerCap Ireland Capital, 4.125%, 7/3/23  1,945,000 1,950
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 386
Agilent Technologies, 3.875%, 7/15/23  975,000 991
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,946
AIA Group, 3.20%, 3/11/25 (1) 1,020,000 1,021
Air Lease, 2.20%, 1/15/27  1,300,000 1,200
Air Lease, 3.625%, 4/1/27  1,025,000 1,003
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,193
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 673
Alfa SAB de CV, 5.25%, 3/25/24 (1) 395,000 406
Allstate, 5.55%, 5/9/35  1,000,000 1,190
Ally Financial, 2.20%, 11/2/28  700,000 632
Altria Group, 2.35%, 5/6/25  415,000 403
Amazon.com, 2.80%, 8/22/24  1,055,000 1,063
Amazon.com, 3.875%, 8/22/37  1,645,000 1,731
Amazon.com, 5.20%, 12/3/25  1,850,000 1,994
America Movil SAB de CV, 2.875%, 5/7/30  2,525,000 2,414
America Movil SAB de CV, 6.375%, 3/1/35  300,000 374
American Airlines PTT, Series 2014-1, Class A, Class A, 3.70%,
10/1/26  806,722 777
American Airlines PTT, Series 2016-1, Class B, Class B, 5.25%,
1/15/24  1,301,260 1,272

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
American Campus Communities Operating Partnership, 3.625%,
11/15/27  1,860,000 1,853
American Honda Finance, 0.75%, 8/9/24  2,335,000 2,225
American Tower, 1.45%, 9/15/26  2,975,000 2,713
Amgen, 2.77%, 9/1/53  447,000 364
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,120,000 2,575
Anthem, 4.65%, 1/15/43  915,000 1,001
Appalachian Power, 4.45%, 6/1/45  2,450,000 2,499
Apple, 1.65%, 5/11/30  2,345,000 2,122
APT Pipelines, 4.25%, 7/15/27 (1) 620,000 635
AT&T, 2.25%, 2/1/32  1,400,000 1,241
AT&T, 3.50%, 6/1/41  2,680,000 2,466
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,502
Ausgrid Finance, 3.85%, 5/1/23 (1) 1,705,000 1,716
AutoZone, 3.125%, 4/21/26  650,000 646
Baidu, 3.875%, 9/29/23  2,000,000 2,022
Baltimore Gas & Electric, 3.35%, 7/1/23  1,750,000 1,760
Banco Santander, 3.125%, 2/23/23  1,000,000 1,006
Banco Santander, 3.49%, 5/28/30  200,000 193
Banco Santander, 3.848%, 4/12/23  2,000,000 2,026
Banco Santander Chile, 2.70%, 1/10/25 (1) 1,322,000 1,295
Banco Santander Mexico, 5.375%, 4/17/25 (1) 1,110,000 1,160
Bank of America, 4.20%, 8/26/24  600,000 614
Bank of America, 6.11%, 1/29/37  900,000 1,070
Bank of America, 6.75%, 6/1/28  700,000 822
Bank of America, VR, 2.299%, 7/21/32 (8) 2,240,000 1,990
Bank of America, VR, 2.676%, 6/19/41 (8) 3,450,000 2,908
Bank of America, Series N, VR, 2.651%, 3/11/32 (8) 2,325,000 2,127
Bank of Montreal, 2.65%, 3/8/27  2,035,000 1,970
Banner Health, 1.897%, 1/1/31  670,000 590
Barclays, VR, 2.852%, 5/7/26 (8) 1,880,000 1,825
Barclays Bank, 1.70%, 5/12/22  700,000 699
BAT Capital, 4.39%, 8/15/37  1,385,000 1,285
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,972
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,312
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 1,984
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,539
Biogen, 3.625%, 9/15/22  1,095,000 1,104
BNP Paribas, VR, 2.219%, 6/9/26 (1)(8) 1,315,000 1,247
BNP Paribas, VR, 2.871%, 4/19/32 (1)(8) 3,100,000 2,821
Boardwalk Pipelines, 4.45%, 7/15/27  385,000 393
Boardwalk Pipelines, 4.95%, 12/15/24  780,000 793
Booking Holdings, 3.60%, 6/1/26  2,020,000 2,057
Booking Holdings, 3.65%, 3/15/25  1,515,000 1,539
Boral Finance, 3.00%, 11/1/22 (1) 220,000 220
Boston Properties, 3.125%, 9/1/23  625,000 628

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Boston Properties, 3.65%, 2/1/26  1,165,000 1,178
BPCE, 3.00%, 5/22/22 (1) 425,000 426
BPCE, 4.00%, 9/12/23 (1) 1,350,000 1,373
BPCE, 4.50%, 3/15/25 (1) 1,000,000 1,010
BPCE, 5.70%, 10/22/23 (1) 1,700,000 1,757
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,110,000 1,027
Bristol-Myers Squibb, 3.55%, 8/15/22  1,700,000 1,706
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 568
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,243
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,513
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 834
Camden Property Trust, 2.95%, 12/15/22  565,000 567
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 548
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 461
Canadian Natural Resources, 2.95%, 7/15/30  1,700,000 1,605
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 868
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,216
Cardinal Health, 3.41%, 6/15/27  1,570,000 1,574
Cardinal Health, 3.75%, 9/15/25  1,005,000 1,019
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 505,000 507
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 1,173
Charter Communications Operating, 4.908%, 7/23/25  2,465,000 2,557
Chevron, 1.995%, 5/11/27  1,155,000 1,107
Cigna, 3.00%, 7/15/23  810,000 819
Cigna, 3.75%, 7/15/23  1,252,000 1,270
Citigroup, VR, 2.976%, 11/5/30 (8) 2,750,000 2,607
Citigroup, VR, 4.075%, 4/23/29 (8) 2,000,000 2,040
CMS Energy, 4.70%, 3/31/43  840,000 881
CMS Energy, 4.875%, 3/1/44  1,200,000 1,323
CNO Global Funding, 2.65%, 1/6/29 (1) 3,255,000 3,008
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,190
Comcast, 3.45%, 2/1/50  1,200,000 1,128
Comcast, 4.15%, 10/15/28  2,455,000 2,582
CommonSpirit Health, 2.76%, 10/1/24  960,000 951
CommonSpirit Health, 2.782%, 10/1/30  755,000 703
Corebridge Financial, 4.40%, 4/5/52 (1) 4,505,000 4,504
Cox Communications, 2.95%, 10/1/50 (1) 2,775,000 2,197
Credit Agricole, 3.75%, 4/24/23 (1) 2,125,000 2,149
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(8) 2,095,000 2,020
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(8) 1,385,000 1,384
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,642
Crown Castle International, 2.25%, 1/15/31  1,440,000 1,269
Crown Castle International, 2.90%, 3/15/27  735,000 712
Crown Castle Towers, 3.663%, 5/15/25 (1) 485,000 484
CVS Health, 1.875%, 2/28/31  1,745,000 1,531
CVS Health, 2.70%, 8/21/40  660,000 561

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1) 2,155,000 2,151
Danone, 2.947%, 11/2/26 (1) 1,925,000 1,917
Danske Bank, VR, 3.244%, 12/20/25 (1)(8) 2,940,000 2,893
Delta Air Lines, 3.80%, 4/19/23  765,000 771
Discover Bank, 2.70%, 2/6/30  2,000,000 1,828
Discover Financial Services, 3.75%, 3/4/25  590,000 596
Dominion Energy, Series B, 2.75%, 9/15/22  200,000 200
Duke Energy, 2.65%, 9/1/26  640,000 623
Duke Energy, 3.75%, 9/1/46  500,000 471
Eaton Vance, 3.625%, 6/15/23  750,000 759
Enbridge, 4.00%, 10/1/23  690,000 700
Enbridge, 4.25%, 12/1/26  590,000 610
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 279
Energy Transfer, 3.75%, 5/15/30  765,000 751
Energy Transfer, 5.25%, 4/15/29  1,225,000 1,312
Eni, Series X-R, 4.00%, 9/12/23 (1) 780,000 791
EOG Resources, 2.625%, 3/15/23  500,000 500
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1) 780,000 733
Equitable Holdings, 3.90%, 4/20/23  478,000 485
ERAC USA Finance, 3.85%, 11/15/24 (1) 435,000 442
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 519
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,307
Federal Realty Investment Trust, 2.75%, 6/1/23  1,500,000 1,494
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 2,114
First American Financial, 4.60%, 11/15/24  415,000 425
FirstEnergy Transmission, 4.35%, 1/15/25 (1) 1,310,000 1,317
Fiserv, 3.20%, 7/1/26  1,100,000 1,097
FMR, 4.95%, 2/1/33 (1) 740,000 818
GATX, 4.35%, 2/15/24  2,105,000 2,150
GE Capital International Funding, 4.418%, 11/15/35  1,189,000 1,281
General Motors, 4.00%, 4/1/25  1,120,000 1,129
General Motors Financial, 2.40%, 4/10/28  3,205,000 2,911
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 1,061
Gilead Sciences, 3.25%, 9/1/22  875,000 879
Goldman Sachs Group, 6.75%, 10/1/37  700,000 882
Goldman Sachs Group, VR, 2.615%, 4/22/32 (8) 1,300,000 1,180
Goldman Sachs Group, VR, 2.908%, 7/21/42 (8) 1,710,000 1,469
Hasbro, 3.00%, 11/19/24  1,550,000 1,540
Hasbro, 3.55%, 11/19/26  1,760,000 1,761
HCA, 4.125%, 6/15/29  1,895,000 1,931
HCA, 4.375%, 3/15/42 (1) 775,000 763
Healthcare Realty Trust, 3.625%, 1/15/28  1,075,000 1,070
Healthpeak Properties, 2.125%, 12/1/28  655,000 603
Healthpeak Properties, 2.875%, 1/15/31  360,000 340
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,800,000 1,847
HSBC Bank USA, 5.875%, 11/1/34  950,000 1,087

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Humana, 2.15%, 2/3/32  1,145,000 1,004
Humana, 3.70%, 3/23/29  1,120,000 1,124
Hyatt Hotels, 3.375%, 7/15/23  275,000 274
Hyundai Capital America, 2.00%, 6/15/28 (1) 2,435,000 2,160
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,222
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 1,232
Intercontinental Exchange, 3.45%, 9/21/23  1,440,000 1,457
Interpublic Group, 4.20%, 4/15/24  293,000 299
Intesa Sanpaolo, 3.125%, 7/14/22 (1) 1,875,000 1,876
Intesa Sanpaolo, 3.375%, 1/12/23 (1) 660,000 662
Invesco Finance, 3.125%, 11/30/22  480,000 484
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 3,430,000 3,292
JDE Peet's, 1.375%, 1/15/27 (1) 2,240,000 2,016
John Deere Capital, 2.125%, 3/7/25  1,955,000 1,925
JPMorgan Chase, 3.375%, 5/1/23  1,080,000 1,092
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 3,820,000 3,572
JPMorgan Chase, VR, 3.559%, 4/23/24 (8) 1,875,000 1,892
Kaiser Foundation Hospitals, 3.50%, 4/1/22  625,000 625
Kansas City Southern, 3.50%, 5/1/50  1,695,000 1,591
Kilroy Realty, 3.45%, 12/15/24  1,350,000 1,352
Kilroy Realty, 4.375%, 10/1/25  480,000 493
L3Harris Technologies, 3.832%, 4/27/25  570,000 578
Liberty Mutual Group, 4.25%, 6/15/23 (1) 410,000 417
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 1,811
Lloyds Banking Group, VR, 1.326%, 6/15/23 (8) 420,000 419
M&T Bank, 3.55%, 7/26/23  2,740,000 2,767
Magallanes, 5.05%, 3/15/42 (1) 3,120,000 3,168
Manufacturers & Traders Trust, 3.40%, 8/17/27  250,000 249
Marsh & McLennan, 3.50%, 6/3/24  3,060,000 3,098
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,561
McDonald's, 1.45%, 9/1/25  940,000 897
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 869
Micron Technology, 4.185%, 2/15/27  935,000 961
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,668
Mississippi Power, 3.95%, 3/30/28  1,435,000 1,457
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200,000 2,128
Mondelez International Holdings Netherlands, 1.25%, 9/24/26 (1) 3,275,000 3,004
Moody's, 2.00%, 8/19/31  2,195,000 1,947
Morgan Stanley, 4.30%, 1/27/45  1,150,000 1,205
Morgan Stanley, 6.25%, 8/9/26  755,000 835
Morgan Stanley, VR, 3.971%, 7/22/38 (8) 1,445,000 1,453
NatWest Markets, 2.375%, 5/21/23 (1) 3,370,000 3,349
New York Life Global Funding, 1.10%, 5/5/23 (1) 600,000 592
NextEra Energy Capital Holdings, 2.44%, 1/15/32  1,895,000 1,734
NiSource, 3.49%, 5/15/27  1,730,000 1,721
NiSource, 3.95%, 3/30/48  1,775,000 1,685

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nordea Bank, 1.00%, 6/9/23 (1) 820,000 804
Norfolk Southern, 3.00%, 4/1/22  1,085,000 1,085
NSTAR Electric, 2.375%, 10/15/22  565,000 566
Nucor, 2.70%, 6/1/30  455,000 431
Nucor, 3.95%, 5/1/28  2,140,000 2,191
Nutrien, 4.00%, 12/15/26  830,000 854
Omnicom Group, 3.60%, 4/15/26  830,000 839
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 1,847
O'Reilly Automotive, 3.80%, 9/1/22  370,000 371
PACCAR Financial, 0.90%, 11/8/24  2,875,000 2,749
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,203
Packaging Corp. of America, 3.65%, 9/15/24  785,000 794
PayPal Holdings, 2.40%, 10/1/24  2,720,000 2,707
Perrigo Finance Unlimited, 3.90%, 6/15/30  1,510,000 1,417
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 700
PNC Bank, 3.50%, 6/8/23  1,330,000 1,346
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,170
Pricoa Global Funding I, 3.45%, 9/1/23 (1) 2,650,000 2,685
Principal Financial Group, 3.40%, 5/15/25  2,460,000 2,463
Protective Life Global Funding, 1.082%, 6/9/23 (1) 780,000 767
Providence Health & Services Obligated Group, 4.379%, 10/1/23  1,310,000 1,347
Public Storage, 1.95%, 11/9/28  1,210,000 1,117
QUALCOMM, 3.25%, 5/20/27  1,120,000 1,134
QVC, 4.375%, 3/15/23  770,000 774
QVC, 4.45%, 2/15/25  140,000 140
QVC, 4.85%, 4/1/24  1,645,000 1,684
Realty Income, 3.10%, 12/15/29  2,130,000 2,071
Realty Income, 3.95%, 8/15/27  1,490,000 1,527
RELX Capital, 3.00%, 5/22/30  945,000 901
RELX Capital, 3.50%, 3/16/23  840,000 847
Republic Services, 3.375%, 11/15/27  1,045,000 1,049
Rogers Communications, 3.625%, 12/15/25  610,000 615
Rogers Communications, 4.50%, 3/15/42 (1) 2,935,000 2,962
Roper Technologies, 2.95%, 9/15/29  380,000 366
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,109
Ross Stores, 1.875%, 4/15/31  450,000 391
Royal Bank of Canada, 1.60%, 4/17/23  2,075,000 2,062
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,372
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 586
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  2,570,000 2,668
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 1,365,000 1,275
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (8) 1,605,000 1,488
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,135,000 1,117
Sempra Energy, 3.30%, 4/1/25  835,000 835
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  1,138,000 1,140
Simon Property Group, 2.65%, 2/1/32  1,810,000 1,671

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,826
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 422,000 424
Spectra Energy Partners, 3.375%, 10/15/26  480,000 473
Spectra Energy Partners, 4.75%, 3/15/24  1,145,000 1,177
Standard Chartered, VR, 1.822%, 11/23/25 (1)(8) 2,005,000 1,900
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 1,000,000 934
State Street, 3.10%, 5/15/23  265,000 267
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23  2,045,000 2,073
Suncor Energy, 3.10%, 5/15/25  665,000 661
Synchrony Financial, 4.25%, 8/15/24  1,575,000 1,597
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,226
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 2,025
Tencent Holdings, 2.985%, 1/19/23 (1) 960,000 960
Texas Instruments, 1.375%, 3/12/25  650,000 625
Thomson Reuters, 3.35%, 5/15/26  405,000 407
Time Warner Cable, 6.55%, 5/1/37  450,000 517
Time Warner Cable, 6.75%, 6/15/39  530,000 617
TJX, 1.60%, 5/15/31  375,000 328
Toronto-Dominion Bank, 3.50%, 7/19/23  1,235,000 1,252
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (8) 305,000 306
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 2,389
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,745
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,286
Transurban Finance, 3.375%, 3/22/27 (1)(6) 395,000 393
Transurban Finance, 4.125%, 2/2/26 (1) 335,000 345
Travelers, 6.25%, 6/15/37  750,000 956
Trinity Health, 4.125%, 12/1/45  725,000 749
UBS Group, 3.491%, 5/23/23 (1) 1,040,000 1,042
United Airlines PTT, Series 2014-2, Class B, Class B, 4.625%,
9/3/22  801,322 801
United Airlines PTT, Series 2019-1, Class AA, Class AA, 4.15%,
8/25/31  1,007,360 1,012
UnitedHealth Group, 3.75%, 7/15/25  645,000 663
UnitedHealth Group, 4.75%, 7/15/45  1,235,000 1,432
Valero Energy, 2.85%, 4/15/25  64,000 63
Verizon Communications, 2.10%, 3/22/28  460,000 430
Verizon Communications, 2.65%, 11/20/40  4,470,000 3,797
Verizon Communications, 4.00%, 3/22/50  2,000,000 2,023
Verizon Communications, 4.272%, 1/15/36  870,000 917
Visa, 2.15%, 9/15/22  2,420,000 2,429
Vistra Operations, 3.55%, 7/15/24 (1) 1,370,000 1,356
VMware, 1.40%, 8/15/26  3,125,000 2,866
Vodafone Group, 4.25%, 9/17/50  775,000 769
Vodafone Group, 4.875%, 6/19/49  2,045,000 2,205
Volkswagen Group of America Finance, 3.35%, 5/13/25 (1) 1,395,000 1,388

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vulcan Materials, 4.50%, 6/15/47  590,000 620
Walt Disney, 3.70%, 10/15/25  525,000 537
Waste Connections, 3.20%, 6/1/32  2,315,000 2,249
Weibo, 3.50%, 7/5/24  1,390,000 1,358
Wells Fargo, VR, 2.393%, 6/2/28 (8) 3,915,000 3,695
Wells Fargo, VR, 3.068%, 4/30/41 (8) 3,995,000 3,589
Williams, 5.10%, 9/15/45  1,735,000 1,858
Willis North America, 3.60%, 5/15/24  820,000 824
Willis North America, 4.50%, 9/15/28  1,370,000 1,404
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 738
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,168
Workday, 3.70%, 4/1/29  750,000 752
WP Carey, 3.85%, 7/15/29  1,470,000 1,487
WPP Finance 2010, 3.75%, 9/19/24  1,310,000 1,322
Total Corporate Bonds (Cost $427,086) 418,899
EQUITY MUTUAL FUNDS 2.1%
T. Rowe Price Real Assets Fund - I Class (2) 6,758,529 106,447
Total Equity Mutual Funds (Cost $73,023) 106,447
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.3%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 569
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,524
Kingdom of Morocco, 4.25%, 12/11/22 (1) 1,400,000 1,418
Mexico Government International Bond, 3.50%, 2/12/34  2,315,000 2,158
Pertamina Persero, 4.30%, 5/20/23 (1) 1,250,000 1,269
Perusahaan Gas Negara, 5.125%, 5/16/24 (1) 1,105,000 1,146
Republic of Colombia, 4.00%, 2/26/24  275,000 275
Republic of Panama, 3.298%, 1/19/33  2,100,000 2,009
Republic of Poland, 3.25%, 4/6/26  1,030,000 1,052
State Grid Overseas Investment, 3.75%, 5/2/23 (1) 1,175,000 1,189
United Mexican States, 2.659%, 5/24/31  3,439,000 3,141
Total Foreign Government Obligations & Municipalities (Cost
$17,130) 16,750
MUNICIPAL SECURITIES 0.9%
California 0.3%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,619
California, Build America, GO, 7.625%, 3/1/40  2,200,000 3,238
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (9) 695,000 729

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  1,000,000 1,373
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  1,625,000 1,740
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 374
Univ. of California Regents, Build America, 5.77%, 5/15/43  750,000 919
10,992
Illinois 0.0%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40  755,000 1,012
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  975,000 904
Illinois Toll Highway Auth., Build America, Series A, 6.184%,
1/1/34  470,000 582
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 618
3,116
Maryland 0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,940
1,940
Michigan 0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,421
2,421
New Jersey 0.0%
New Jersey Turnpike Auth., Build America, Series F, 7.414%,
1/1/40  415,000 605
605
New York 0.0%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  240,000 351
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  700,000 813
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  950,000 1,136
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 330
New York State Dormitory Auth., Build America, Series F,
Unrefunded Portion, 5.628%, 3/15/39  1,300,000 1,539
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 719
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  1,400,000 1,469
6,357
Ohio 0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  1,225,000 1,267
1,267

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  805,000 822
822
South Carolina 0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,413
2,413
Texas 0.1%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,581
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 1,074
Houston Airport System Revenue, Series C, 2.385%, 7/1/31  685,000 621
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%, 11/15/47  1,200,000 1,259
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  1,900,000 1,948
6,483
Utah 0.0%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  900,000 1,119
1,119
Virginia 0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 3,122
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35  690,000 787
Virginia Public Building Auth., Build America, Series B-2, 5.90%,
8/1/30  755,000 862
4,771
Wisconsin 0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,697
2,697
Total Municipal Securities (Cost $42,482) 45,003
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.0%
Angel Oak Mortgage Trust, Series 2020-3, Class A1, CMO, ARM,
1.691%, 4/25/65 (1) 430,948 425
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO, ARM,
1.518%, 5/25/65 (1) 378,923 371
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66 (1) 1,429,640 1,383
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66 (1) 1,294,499 1,235
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM, 1M
USD LIBOR + 0.93%, 1.327%, 12/15/36 (1) 2,530,000 2,492
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 1,308,441 1,255
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 2.557%, 11/15/34 (1) 605,000 589

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M USD
LIBOR + 2.14%, 2.537%, 10/15/37 (1) 2,590,000 2,588
BFLD, Series 2019-DPLO, Class C, ARM, 1M USD LIBOR + 1.54%,
1.937%, 10/15/34 (1) 2,080,000 2,050
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, ARM,
1M SOFR + 1.342%, 1.643%, 2/15/39 (1) 3,395,000 3,369
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44 (1) 2,025,000 1,957
BX Commercial Mortgage Trust, Series 2022-LP2, Class C, ARM,
1M SOFR + 1.562%, 1.867%, 2/15/39 (1) 3,640,000 3,563
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65A, ARM, 4.411%, 5/15/52 (1) 800,000 784
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  235,000 237
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 1,162,588 1,111
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 1.697%, 11/15/37 (1) 2,118,345 2,089
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%,
7/10/48  3,700,000 3,733
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 2,160,000 2,126
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.557%, 11/25/29  2,184,596 2,163
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 1.099%, 12/25/41 (1) 631,338 625
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.899%, 4/25/66 (1) 534,115 502
Ellington Financial Mortgage Trust, Series 2019-2, Class A3, CMO,
ARM, 3.046%, 11/25/59 (1) 299,973 295
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.931%, 6/25/66 (1) 684,168 640
Extended Stay America Trust, Series 2021-ESH, Class B, ARM, 1M
USD LIBOR + 1.38%, 1.777%, 7/15/38 (1) 1,217,507 1,201
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 7/25/51 (1) 2,698,754 2,501
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (1) 2,635,000 2,572
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 133,086 133
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 1,278,935 1,277
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 2.03%, 12/15/36 (1) 1,130,000 1,108
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  950,000 961

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  1,250,000 1,285
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.959%, 10/25/50 (1) 357,555 343
GS Mortgage-Backed Securities Trust, Series 2021-PJ5, Class A8,
CMO, ARM, 2.50%, 10/25/51 (1) 2,693,328 2,582
JPMorgan Barclays Bank Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3, 3.801%, 8/15/48  2,369,993 2,379
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M USD LIBOR + 1.37%,
1.767%, 10/15/33 (1) 2,510,000 2,466
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (1) 760,000 722
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 761,273 747
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 881,933 880
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M USD LIBOR + 1.101%, 1.498%, 4/15/38 (1) 3,595,000 3,534
MHC Trust, Series 2021-MHC2, Class D, ARM, 1M USD LIBOR +
1.50%, 1.897%, 5/15/23 (1) 1,480,000 1,431
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, ARM,
3.25%, 5/25/62 (1) 582,784 581
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C17, Class B, ARM, 4.464%, 8/15/47  1,670,000 1,674
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,380
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  2,775,000 2,806
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-
C30, Class A5, 2.86%, 9/15/49  495,000 485
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32 (1) 2,140,000 2,123
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, ARM,
3.779%, 5/15/48  1,440,000 1,452
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D, ARM,
3.177%, 11/10/36 (1) 2,090,000 1,955
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2,
Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 563,897 515
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M
USD LIBOR + 1.589%, 1.986%, 4/15/32 (1) 845,000 824
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 769,053 765
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4,
CMO, ARM, 3.00%, 3/25/52 (1) 1,940,025 1,892
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 293,231 289

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 1.557%, 10/25/59 (1) 133,054 134
Provident Funding Mortgage Trust, Series 2019-1, Class B1, CMO,
ARM, 3.295%, 12/25/49 (1) 1,315,549 1,264
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 2,232,328 2,139
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM,
4.00%, 6/25/48 (1) 231,789 232
SFO Commercial Mortgage Trust, Series 2021-555, Class B, ARM,
1M USD LIBOR + 1.50%, 1.897%, 5/15/38 (1) 1,560,000 1,521
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 81,721 81
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1,
CMO, ARM, 2.61%, 9/27/49 (1) 29,197 29
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
CMO, ARM, 2.916%, 9/27/49 (1) 677,592 665
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1,
CMO, ARM, 1.027%, 11/25/55 (1) 549,926 537
Starwood Mortgage Residential Trust, Series 2021-2, Class A2,
CMO, ARM, 1.172%, 5/25/65 (1) 490,456 479
Structured Agency Credit Risk Debt Notes, Series 2020-DNA6,
Class M1, CMO, ARM, SOFR30A + 0.90%, 0.999%, 12/25/50 (1) 59,033 59
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M1, CMO, ARM, SOFR30A + 0.80%, 0.899%, 8/25/33 (1) 659,657 655
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 2.199%, 10/25/33 (1) 835,000 816
Structured Agency Credit Risk Debt Notes, Series 2021-DNA6,
Class M2, CMO, ARM, SOFR30A + 1.50%, 1.599%, 10/25/41 (1) 1,100,000 1,046
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 0.949%, 11/25/41 (1) 1,975,000 1,937
Structured Agency Credit Risk Debt Notes, Series 2021-HQA1,
Class M1, CMO, ARM, SOFR30A + 0.70%, 0.799%, 8/25/33 (1) 911,869 907
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 2.15%, 3/25/42 (1) 2,160,000 2,163
Towd Point Mortgage Trust, Series 2016-2, Class A1A, ARM,
2.75%, 8/25/55 (1) 29,101 29
Towd Point Mortgage Trust, Series 2017-1, Class A1, ARM, 2.75%,
10/25/56 (1) 88,497 89
Towd Point Mortgage Trust, Series 2017-6, Class A1, ARM, 2.75%,
10/25/57 (1) 477,546 473
Towd Point Mortgage Trust, Series 2018-1, Class A1, ARM, 3.00%,
1/25/58 (1) 240,127 239
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 490,169 490
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 1,017,411 1,016

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66 (1) 698,068 676
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66 (1) 3,299,237 3,117
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1,
Class A1, CMO, ARM, 2.50%, 12/25/50 (1) 1,308,458 1,212
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B,
ARM, 4.723%, 3/15/47  610,000 608
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$103,851) 101,058
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.0%
U.S. Government Agency Obligations 5.8%
Federal Home Loan Mortgage
1.785%, 9/25/22  37,888 38
2.206%, 6/25/25  934,431 929
2.50%, 5/1/30  1,014,604 1,005
2.777%, 4/25/23  168,441 169
2.952%, 2/25/27  1,030,971 1,037
3.00%, 1/1/29 - 8/1/43  3,769,104 3,769
3.50%, 3/1/42 - 3/1/46  6,158,845 6,285
4.00%, 9/1/40 - 6/1/42  1,964,692 2,054
4.50%, 6/1/39 - 5/1/42  1,175,960 1,249
5.00%, 12/1/35 - 8/1/40  535,311 577
5.50%, 1/1/38 - 12/1/39  174,580 192
6.00%, 2/1/28 - 8/1/38  18,367 21
6.50%, 8/1/32  8,468 9
7.00%, 6/1/32  13,036 13
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 1.976%, 7/1/35  28,479 30
12M USD LIBOR + 1.75%, 2.127%, 2/1/35  14,568 15
12M USD LIBOR + 1.830%, 2.204%, 2/1/37  22,172 23
12M USD LIBOR + 1.929%, 2.185%, 12/1/36  40,120 42
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  22,529 23
1Y CMT + 2.25%, 2.338%, 10/1/36  7,032 7
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  758,292 112
Federal Home Loan Mortgage, UMBS
2.00%, 3/1/42 - 12/1/51  6,570,616 6,137
2.50%, 3/1/42 - 2/1/52  13,190,259 12,635
3.00%, 11/1/34 - 1/1/50  3,454,524 3,403
3.50%, 6/1/33  365,846 376
4.00%, 12/1/49 - 2/1/50  2,194,795 2,251
4.50%, 5/1/50  255,256 266

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.50%, 5/1/44  962,471 1,050
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  2,666,066 2,723
4.00%, 11/1/40  785,727 812
4.50%, 7/1/40  604,311 626
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.568%, 1.818%, 7/1/35  15,520 16
12M USD LIBOR + 1.855%, 2.105%, 1/1/37  3,147 3
Federal National Mortgage Assn., UMBS
2.00%, 4/1/42 - 12/1/51  9,381,225 8,756
2.50%, 10/1/31 - 1/1/52  28,808,812 27,584
3.00%, 1/1/27 - 10/1/51  34,967,815 34,824
3.50%, 11/1/26 - 1/1/52  18,092,613 18,378
4.00%, 11/1/40 - 11/1/49  14,894,459 15,466
4.50%, 10/1/26 - 5/1/50  8,235,948 8,677
5.00%, 2/1/34 - 1/1/49  2,308,730 2,488
5.50%, 2/1/35 - 5/1/44  2,815,106 3,083
6.00%, 3/1/28 - 1/1/41  1,854,315 2,047
6.50%, 3/1/24 - 8/1/38  297,534 329
7.00%, 9/1/25 - 4/1/32  20,669 22
7.50%, 9/1/26  134 —
8.00%, 8/1/24 - 7/1/26  279 —
UMBS, TBA (10)
1.50%, 4/1/37  5,985,000 5,674
2.00%, 4/1/52  62,250,000 57,783
2.50%, 4/1/37 - 4/1/52  37,110,000 35,646
3.00%, 4/1/52  7,430,000 7,268
3.50%, 4/1/52  4,255,000 4,262
4.00%, 4/1/52  4,730,000 4,828
4.50%, 4/1/52  5,345,000 5,539
290,551
U.S. Government Obligations 2.2%
Government National Mortgage Assn.
2.00%, 8/20/51  11,132,726 10,631
2.50%, 8/20/50 - 1/20/52  19,825,692 19,254
3.00%, 9/15/42 - 10/20/51  15,089,218 14,960
3.50%, 9/15/41 - 1/20/49  15,082,961 15,366
4.00%, 2/15/41 - 10/20/50  7,997,461 8,279
4.50%, 6/15/39 - 8/20/47  3,653,067 3,880
5.00%, 12/20/34 - 6/20/49  5,795,863 6,184
5.50%, 2/20/34 - 3/20/49  1,944,258 2,080
6.00%, 8/20/34 - 4/15/36  69,410 78
6.50%, 6/15/23 - 3/15/26  17,104 17
7.50%, 3/15/23 - 9/15/26  6,098 6
8.00%, 2/15/23 - 11/15/25  6,807 7

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
8.50%, 6/20/25 - 6/20/26  2,631 3
Government National Mortgage Assn., ARM, 1Y CMT + 1.50%,
1.625%, 8/20/23  177 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  213,976 210
Government National Mortgage Assn., TBA (10)
2.00%, 4/20/52  5,840,000 5,555
3.00%, 4/20/52  5,180,000 5,119
3.50%, 4/20/52  16,757,000 16,849
4.50%, 4/20/52  1,365,000 1,411
109,889
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $409,786) 400,440
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 8.1%
U.S. Treasury Obligations 8.1%
U.S. Treasury Bonds, 1.125%, 5/15/40  8,565,000 6,740
U.S. Treasury Bonds, 1.375%, 8/15/50  7,165,000 5,519
U.S. Treasury Bonds, 1.75%, 8/15/41  10,070,000 8,722
U.S. Treasury Bonds, 1.875%, 2/15/41  6,945,000 6,179
U.S. Treasury Bonds, 1.875%, 2/15/51  14,435,000 12,604
U.S. Treasury Bonds, 2.00%, 2/15/50 (11) 23,200,000 20,873
U.S. Treasury Bonds, 2.00%, 8/15/51  4,495,000 4,049
U.S. Treasury Bonds, 2.25%, 2/15/52  2,715,000 2,600
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 3,590
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,911
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 16,648
U.S. Treasury Bonds, 2.875%, 8/15/45 (11) 4,185,000 4,359
U.S. Treasury Bonds, 3.00%, 11/15/44  2,990,000 3,166
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 11,298
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 11,922
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 1,237
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 2,176
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 4,258
U.S. Treasury Bonds, 7.25%, 8/15/22  100,000 102
U.S. Treasury Notes, 0.125%, 1/31/23  15,720,000 15,531
U.S. Treasury Notes, 0.25%, 6/15/23  19,995,000 19,601
U.S. Treasury Notes, 0.25%, 5/31/25  26,450,000 24,623
U.S. Treasury Notes, 0.375%, 4/30/25  19,895,000 18,630
U.S. Treasury Notes, 0.375%, 11/30/25  36,535,000 33,772
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 14,558
U.S. Treasury Notes, 0.75%, 3/31/26  5,970,000 5,567
U.S. Treasury Notes, 0.75%, 8/31/26  7,815,000 7,244

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,075
U.S. Treasury Notes, 0.875%, 6/30/26  59,745,000 55,796
U.S. Treasury Notes, 0.875%, 11/15/30  7,500,000 6,643
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,823
U.S. Treasury Notes, 1.25%, 8/15/31  30,010,000 27,281
U.S. Treasury Notes, 1.625%, 11/15/22  315,000 316
U.S. Treasury Notes, 1.625%, 5/15/31  3,070,000 2,891
U.S. Treasury Notes, 1.875%, 2/28/27  30,390,000 29,578
U.S. Treasury Notes, 1.875%, 2/15/32  10,105,000 9,702
408,584
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $428,996) 408,584
SHORT-TERM INVESTMENTS 5.4%
Money Market Funds 5.4%
T. Rowe Price Treasury Reserve Fund, 0.29% (2)(12) 269,394,110 269,394
Total Short-Term Investments (Cost $269,394) 269,394
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 0.29% (2)(12) 21,435,176 21,435
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 21,435
Total Securities Lending Collateral (Cost $21,435) 21,435
Total Investments in Securities 104.2%
(Cost $3,844,466) $ 5,239,280
Other Assets Less Liabilities (4.2)% (211,408)
Net Assets 100.0% $ 5,027,872
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$219,775 and represents 4.4% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $6,228 and represents 0.1% of net assets.
(6) All or a portion of this security is on loan at March 31, 2022.
(7) Level 3 in fair value hierarchy.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Insured by Assured Guaranty Municipal Corporation
(10) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $149,934 and represents 3.0% of net assets.
(11) At March 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M SOFR One month SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M SOFR Three month Term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S38, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/27 41,200 674 586 88
Total Centrally Cleared Credit Default Swaps,
Protection Sold 88
Total Centrally Cleared Swaps 88
Net payments (receipts) of variation margin to date (90)
Variation margin receivable (payable) on centrally cleared swaps $ (2)
** Includes interest purchased or sold but not yet collected of $3.

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 8 U.S. Treasury Long Bond contracts 6/22 1,201 $ 15
Long, 419 U.S. Treasury Notes five year contracts 6/22 48,054 (293)
Long, 65 U.S. Treasury Notes ten year contracts 6/22 7,987 (243)
Long, 125 U.S. Treasury Notes two year contracts 6/22 26,490 (368)
Long, 2 Ultra U.S. Treasury Bonds contracts 6/22 354 6
Short, 52 Ultra U.S. Treasury Notes ten year contracts 6/22 (7,044) (27)
Net payments (receipts) of variation margin to date 1,008
Variation margin receivable (payable) on open futures contracts $ 98

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 7.18%  $ — $ — $ —
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 5.71%  — (14,971) —
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 6.29%  — (353) —
T. Rowe Price Real Assets Fund - I Class  — 3,301 —
T. Rowe Price Treasury Reserve Fund, 0.29% — — 77
T. Rowe Price Government Reserve Fund, 0.29% — — —++
Totals $ —# $ (12,023) $ 77+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Inflation
Protected Bond Fund - I Class,
7.18%  $ 16 $ — $ — $ 16
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
5.71%  267,626 5,826 — 258,481
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 6.29%  62,060 — — 61,707
T. Rowe Price Real Assets Fund
- I Class  96,146 7,000 — 106,447
T. Rowe Price Government
Reserve Fund, 0.29% 16,951  ¤  ¤ 21,435
T. Rowe Price Treasury Reserve
Fund, 0.29% 306,936  ¤  ¤ 269,394
Total $ 717,480^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $77 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $696,660.

T. ROWE PRICE Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Balanced Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Balanced Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Balanced Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,431,624 $ — $ 1,431,624
Bond Mutual Funds 320,204 — — 320,204
Common Stocks 2,183,658 902,976 1,601 3,088,235
Convertible Preferred Stocks — 902 1,039 1,941
Equity Mutual Funds 106,447 — — 106,447
Short-Term Investments 269,394 — — 269,394
Securities Lending Collateral 21,435 — — 21,435
Total Securities 2,901,138 2,335,502 2,640 5,239,280
Swaps* — 88 — 88
Futures Contracts* 21 — — 21
Total $ 2,901,159 $ 2,335,590 $ 2,640 $ 5,239,389
Liabilities
Futures Contracts* $ 931 $ — $ — $ 931
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F68-054Q1 03/22